Leases - Schedule of Net Minimum Lease Payments (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Schedule of Net Minimum Lease Payments [Abstract]
Finance Leases, 2026	$ 206
Operating Leases, 2026	1,496
Finance Leases, 2027	182
Operating Leases, 2027	510
Finance Leases, 2028	146
Operating Leases, 2028	153
Finance Leases, 2029	52
Operating Leases, 2029	11
Finance Leases, 2030	23
Operating Leases, 2030	24
Finance Leases, Thereafter
Operating Leases, Thereafter
Finance Leases, Total minimum lease payments	609
Operating Leases, Total minimum lease payments	2,194
Finance Leases, Less: amount representing interest	(61)
Operating Leases, Less: amount representing interest	(79)
Finance Leases, Present value of net minimum lease payments	548	$ 321
Operating Leases, Present value of net minimum lease payments	$ 2,115	$ 3,490